UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Stephen W. Kidder
Address:	Hemenway & Barnes LLP
		60 State Street
		Boston, MA 02109

Form 13F File Number: 28-11134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Paralegal, Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch	Boston, MA		August 3, 2009
[Signature]	[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]

Report Summary:


Number of Other Included Managers:	5

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:	19666515

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number		Name
1	28-11136			Brian C. Broderick
2	28-06281			Michael B. Elefante
3	28-06169			Timothy F. Fidgeon
4	28-06165			Michael J. Puzo
5	28-10379			Kurt F. Somerville


AS OF JUNE 30, 2009     FORM 13F     SEC FILE # STEPHEN W KIDDER \ 28-11134


ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP    FAIR MARKET  SHARES OR      INVESTMENT  MANAGERS          VOTING AUTHORITY
                                              NUMBER      VALUE     PRINCIPAL      DISCRETION              (A)     (B)    (C)
                                                                     AMOUNT    (A)  (B) (C)                SOLE   SHARED  NONE

ABB LTD                   SPONSORED        000375204         333747      21150           XX                         19150   2000
                          ADR

ABBOTT LABS               COMMON STOCK     002824100         766752      16300           XX                         13700   2600

AMGEN INC                 COMMON STOCK     031162100         203819       3850           XX                          3850

APTARGROUP INC            COMMON STOCK     038336103         800349      23700           XX                         22100   1600

AUTOMATIC                 COMMON STOCK     053015103         486946      13740           XX                         12440   1300
DATA PROCESSING

B P PLC ADR               COMMON STOCK     055622104         542169      11371           XX                         11121    250

BERKSHIRE HATHAWAY INC    CLASS B          084670207         304052        105           XX                           105

CANADIAN NATIONAL         COMMON STOCK     136375102         828054      19275           XX                         17775   1500
RAILWAY CO

CATERPILLAR INC           COMMON STOCK     149123101         264320       8000           XX                          8000

CHEVRON CORP              COMMON STOCK     166764100         505156       7625           XX                          6075   1550

CHUBB CORPORATION         COMMON STOCK     171232101         462608      11600           XX                         11600

CISCO SYS INC             COMMON STOCK     17275R102         245714      13175           XX                         12675    500

COCA COLA CO              COMMON STOCK     191216100         376722       7850           XX                          7850

E M C CORP                COMMON STOCK     268648102         537755      41050           XX                         38550   2500

EMERSON ELECTRIC CO       COMMON STOCK     291011104         744390      22975           XX                         21175   1800

ENCANA CORP               COMMON STOCK     292505104        1208799      24435           XX                         22785   1650

EXXON MOBIL CORP          COMMON STOCK     30231G102        1361777      19479           XX                         18779    700

GENERAL ELECTRIC CO       COMMON STOCK     369604103         693449      59168           XX                         56668   2500

HELMERICH & PAYNE INC     COMMON STOCK     423452101         246960       8000           XX                          7400    600

HEWLETT PACKARD CO        COMMON STOCK     428236103         248133       6420           XX                          6420

INTEL CORPORATION         COMMON STOCK     458140100         981167      59285           XX                         55105   4180

JOHNSON & JOHNSON         COMMON STOCK     478160104        1470836      25895           XX                         24095   1800

MERCK & CO INC            COMMON STOCK     589331107         260028       9300           XX                          8500    800

MICROSOFT CORP            COMMON STOCK     594918104         646425      27195           XX                         27195

NOKIA CORP ADR A          COMMON STOCK     654902204         287955      19750           XX                         17750   2000

NOVARTIS AG ADR           COMMON STOCK     66987V109         540875      13260           XX                         12460    800

NOVO NORDISK A/S ADR      COMMON STOCK     670100205         326760       6000           XX                          6000

PEPSICO INC               COMMON STOCK     713448108         420444       7650           XX                          6400   1250

PORTLAND GENERAL          COMMON STOCK     736508847         248370      12750           XX                         11750   1000
ELECTRIC CO

PROCTER & GAMBLE CO       COMMON STOCK     742718109        1531569      29972           XX                         29772    200

SYSCO CORP                COMMON STOCK     871829107         433864      19300           XX                         19300

3 M COMPANY               COMMON STOCK     88579Y101         930649      15485           XX                         14235   1250

WELLS FARGO & CO          COMMON STOCK     949746101         208030       8575           XX                          8575

WYETH                     COMMON STOCK     983024100         217872       4800           XX                          4800
